Annual Total Returns[BarChart] - Federated Hermes MDT Large Cap Growth Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.40%)	14.88%	38.85%	12.50%	(3.80%)	6.59%	25.32%	1.74%	32.01%	38.32%